Subsequent events Subsequent Events (Details) $ / shares in Units, shares in Thousands		1 Months Ended	2 Months Ended	3 Months Ended		4 Months Ended		9 Months Ended		12 Months Ended
	Oct. 27, 2020 $ / shares	Jan. 31, 2021 USD ($)	Dec. 09, 2020 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares	May 31, 2021 USD ($)	Apr. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2020 USD ($)
Subsequent Event [Line Items]
Write down of assets held for sale								$ 25,831,000
Write-off of deferred financing costs								$ 366,000	$ 446,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Common Stock, Dividends, Per Share, Declared | $ / shares	$ 0.05
Vessels sold			21
Write down of assets held for sale			$ 191,800,000
Proceeds from (Repurchase of) Equity					$ 11,300,000
Accelerated Share Repurchases, Final Price Paid Per Share | $ / shares			$ 15.01		$ 15.01
Stock Repurchased and Retired During Period, Shares | shares			800
Stock Repurchase Program, Authorized Amount			$ 50,000,000.0		$ 38.7					$ 38.7
Write-off of deferred financing costs										$ 4,600,000
Kamsarmax pool [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Vessels sold			7
Kamsarmax pool [Member] | Subsequent Event [Member] | SBI Conga [Member]
Subsequent Event [Line Items]
Assets Held-for-sale			$ 18,400,000,000
Kamsarmax pool [Member] | Subsequent Event [Member] | SBI Reggae [Member}
Subsequent Event [Line Items]
Assets Held-for-sale						$ 19,500,000,000
Kamsarmax pool [Member] | Subsequent Event [Member] | SBI Jive [Member]
Subsequent Event [Line Items]
Assets Held-for-sale						20,500,000,000
Kamsarmax pool [Member] | Subsequent Event [Member] | SBI Swing [Member]
Subsequent Event [Line Items]
Assets Held-for-sale						20,500,000,000
Kamsarmax pool [Member] | Subsequent Event [Member] | SBI Mazurka [Member]
Subsequent Event [Line Items]
Assets Held-for-sale						20,500,000,000
Kamsarmax pool [Member] | Subsequent Event [Member] | SBI Parapara [Member]
Subsequent Event [Line Items]
Assets Held-for-sale						$ 20,500,000,000
Ultramax pool [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Vessels sold			14
Ultramax pool [Member] | Subsequent Event [Member] | SBI Phoenix [Member]
Subsequent Event [Line Items]
Assets Held-for-sale			$ 17,000,000,000
Ultramax pool [Member] | Subsequent Event [Member] | SBI Samson [Member]
Subsequent Event [Line Items]
Assets Held-for-sale			17,000,000,000
Ultramax pool [Member] | Subsequent Event [Member] | SBI Hera [Member]
Subsequent Event [Line Items]
Assets Held-for-sale			18,460,000,000
Ultramax pool [Member] | Subsequent Event [Member] | SBI Zeus [Member]
Subsequent Event [Line Items]
Assets Held-for-sale			18,500,000,000
Ultramax pool [Member] | Subsequent Event [Member] | SBI Hyperion [Member]
Subsequent Event [Line Items]
Assets Held-for-sale			$ 17,500,000,000
Ultramax pool [Member] | Subsequent Event [Member] | SBI Gemini [Member]
Subsequent Event [Line Items]
Assets Held-for-sale		$ 16,000,000,000
Ultramax pool [Member] | Subsequent Event [Member] | SBI Hydra [Member]
Subsequent Event [Line Items]
Assets Held-for-sale							$ 16,750,000,000
Ultramax pool [Member] | Subsequent Event [Member] | SBI Antares [Member]
Subsequent Event [Line Items]
Assets Held-for-sale							16,750,000,000
Ultramax pool [Member] | Subsequent Event [Member] | SBI Bravo [Member]
Subsequent Event [Line Items]
Assets Held-for-sale							16,750,000,000
Ultramax pool [Member] | Subsequent Event [Member] | SBI Maia [Member]
Subsequent Event [Line Items]
Assets Held-for-sale							$ 16,750,000,000
Ultramax pool [Member] | Subsequent Event [Member] | SBI Apollo [Member]
Subsequent Event [Line Items]
Assets Held-for-sale		19,200,000,000
Ultramax pool [Member] | Subsequent Event [Member] | SBI Poseidon [Member]
Subsequent Event [Line Items]
Assets Held-for-sale		$ 19,200,000,000
Ultramax pool [Member] | Subsequent Event [Member] | SBI Orion [Member]
Subsequent Event [Line Items]
Assets Held-for-sale				$ 16,100,000,000
Ultramax pool [Member] | Subsequent Event [Member] | SBI Tethys [Member]
Subsequent Event [Line Items]
Assets Held-for-sale				$ 18,250,000,000
SBI Rock, SBI Sousta, SBI Conga, SBI Hera and SBI Zeus [Member] | Secured Debt [Member] | $184.0 Million Credit Facility [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Repayments of Secured Debt					56,200,000
SBI Phoenix and SBI Samson [Member] | Secured Debt [Member] | $90.0 Credit Facility [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Repayments of Secured Debt					$ 36,900,000